Right-of-Use Assets and Lease Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure Text Block [Abstract]
Amortization expense	$ 142,620	$ 12,606	$ 240,289	$ 25,024	$ 45,261	$ 95,322
Interest expense	$ 10,618	$ 752	$ 18,608	$ 1,692	$ 5,477	$ 7,285
Weighted-average incremental borrowing rate	2.43%		2.43%		6.80%	2.10%
Weighted-average remaining lease term	3 years 7 months 2 days		3 years 7 months 2 days		1 year 2 months 12 days	4 years 4 months 24 days
Weighted-average remaining lease term						4 years 5 months 4 days